Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

July 23, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        Form N-14 for Eaton Vance California Municipal Bond Fund (the “Registrant”)

(1940 Act File No. 811-21147)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance California Municipal Bond Fund (the “CA Municipal Fund”), pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the Proxy Statement/Prospectus, Statement of Additional Information, Part C and Exhibits (the “Registration Statement”). The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register CA Municipal Fund shares to be issued in connection with the reorganization by and among the CA Municipal Fund and Eaton Vance California Municipal Bond Fund II (the “CA Municipal Fund II”). Included in the Registration Statement, therefore, are a notice of meeting and form of proxy card, which are proposed to be used by the CA Municipal Fund II for a special meeting of its shareholders to be held on October 12, 2018.

The registration fee of $124.50 has been wired through the FEDWIRE system to the Securities and Exchange Commission account at US Bank.

It is intended that the Registration Statement will become effective on such date the Registrant shall file a further amendment which specifically states that the Registration Statement shall become effective in accordance with Section 8(a) of the 1933 Act or the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh

Vice President, Counsel